Current and Deferred Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Current income taxes	$ 2,891	$ 4,977	$ 1,959
Deferred
Deferred income taxes	(1,635)	(607)	(1,640)
Income tax expense	1,256	4,370	319
PRC
Current
Current income taxes	2,969	3,865	808
Deferred
Deferred income taxes	(1,257)	(122)	(983)
Others
Current
Current income taxes	(78)	1,112	1,151
Deferred
Deferred income taxes	$ (378)	$ (485)	$ (657)